Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Non-executive Chairman, significant shareholder through BWL Investments Ltd.

●	Jordan Plews, Director and CEO of Skincare and BioSciences, significant shareholder through JP Bio Consulting LLC

●	Graydon Bensler, Director and CEO, CFO of Elevai

●	Tim Sayed, Former Chief Medical Officer and Former Director (resigned August 1, 2024)

●	Brenda Buechler, Former Chief Marketing Officer (effective June 20, 2024)

●	Christoph Kraneiss, Former Chief Commercial Officer (effective June 20, 2024)

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Julie Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Former Director (appointed June 1, 2023, resigned February 29, 2024)

●	George Kovalyov, Director (appointed March 1, 2024)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, significant shareholder and controlled by Jordan Plews

●	BWL Investments Ltd., significant shareholder and controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended September 30, 2024	Three months ended September 30, 2023	Nine months ended September 30, 2024	Nine months ended September 30, 2023
Consulting fees	$101,100	51,250	261,933	153,750
Salaries	67,353	159,874	445,009	476,126
Share-based compensation	30,764	124,994	(1,819)	247,348
	$199,217	336,118	705,123	877,224

During the nine months ended September 30, 2024, the Company incurred consulting fees of $150,833 (September 30, 2023 - $63,750) to GB Capital Ltd., a company controlled by Graydon Bensler, CEO, CFO and Director. In addition, the Company incurred consulting fees of $111,100 (September 30, 2023 - $90,000) to Northstrive Companies Inc., a company controlled by Braeden Litchi, the Company’s Chairman.

Jordan Plews, Director and CEO of Skincare and BioSciences, earned a Salary of $189,385 and $168,050 respectively during the nine months ended September 30, 2024, and 2023 (includes employer taxes of $21,051 and $18,050, respectively).

Brenda Buechler, former Chief Marketing Officer, earned a Salary of $132,807 and $159,950, respectively during the nine months ended September 30, 2024, and 2023 (includes employer taxes of $14,297 and $17,446 respectively).

Christoph Kraneiss, former Chief Commercial Officer, earned a Salary of $122,818 and $148,131, respectively during the nine months ended September 30, 2024, and 2023 (includes employer taxes of $10,639 and $13,131, respectively).

During the nine months ended September 30, 2024, and 2023, the Company issued the following stock options to related parties:

On March 1, 2024, the Company granted 80,000 stock options to directors of the company with a contractual life of 10 years and exercise price of $1.00 per share of common stock. These stock options were valued at $45,986 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value granted to each related party in the current and prior periods, and the related expense recorded for the nine months ended September 30, 2024, and 2023 is as follow:

	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023	Fair value of stock options granted
Braeden Lichti, Chairman	$1,894	$5,398	$50,995
Graydon Bensler, CEO, CFO and Director	1,897	5,398	50,995
Jordan Plews, Director and CEO of Skincare and BioSciences	1,897	5,398	50,995
Tim Sayed, Former Chief Medical Officer and Former Director[1]	(4,291)	5,398	50,995
Jeffrey Parry, Director	18,564	21,177	107,669
Crystal Muilenburg, Former Director[1]	(41,668)	46,725	210,245
Julie Daley, Director	69,111	56,022	210,245
George Kovalyov, Director	18,144	-	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	-	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	-	121,243
	$(1,819)	$145,516	$1,049,898

[1]	354,990 options of related parties were forfeited in the nine months ended September 30, 2024.

As of September 30, 2024, and December 31, 2023, the Company had $22,217 and $22,455, respectively due to companies controlled by Braeden Lichti, of which $22,217 and $22,455, respectively, is unsecured, non-interest bearing and are due on demand. Additionally, the Company drew $200,000 on a line of credit provided by a company controlled by Braeden Lichti during the nine months ended September 30, 2024. The line of credit incurs interest at a rate of 20% per annum on the outstanding principal. During the nine months ended September 30, 2024, $6,833 in interest had accrued on this line of credit.

As of September 30, 2024, the Company had $80,368 (December 31, 2023 - $34,378) in consulting fees due to Graydon Bensler, CEO, CFO and Director, $49,500 (December 31, 2023 - $15,143) due to companies controlled by Braeden Lichti, and $Nil and $Nil (December 31, 2023 - $4,272 and $879) due to Jordan Plews, Director and CEO of Skincare and BioSciences, and Christopher Kraneiss, former Chief Commercial Officer, respectively, for expenses incurred on behalf of the Company. As of September 30, 2024, the Company owed Jordan Plews, Director, $60,539 (December 31, 2023 - $Nil) in accrued salaries.

13.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Chairman and former President, significant shareholder through BWL Investments Ltd. Resigned as President effective October 11, 2022.

●	Jordan Plews, CEO and Director, significant shareholder through JP Bio Consulting LLC

●	Graydon Bensler, CFO and Director

●	Yi Guo, Former Director, resigned effective September 29, 2022

●	Tim Sayed, Chief Medical Officer

●	Brenda Buechler, Chief Marketing Officer

●	Christoph Kraneiss, Chief Commercial Officer

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Julie Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Director (appointed June 1, 2023)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, significant shareholder and controlled by Jordan Plews
●	BWL Investments Ltd., significant shareholder and controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2023	December 31, 2022
Consulting fees	$230,000	$215,078
Salaries	633,957	403,180
Share-based compensation	357,349	129,980
	$1,221,306	$748,238

During the year ended December 31, 2023, the Company incurred consulting fees of $110,000 (December 31, 2022 - $95,078) to GB Capital Ltd., a company controlled by Graydon Bensler, CFO and Director. In addition, the Company incurred consulting fees of $120,000 (December 31, 2022 - $120,000) to Northstrive Companies Inc., a company controlled by the Company’s Chairman and former President.

Jordan Plews, CEO and Director, earned a Salary of $223,646 and $222,446 respectively during the year ended December 31, 2023 and 2022 (includes employer taxes of $23,646 and $12,446, respectively).

Brenda Buechler, Chief Marketing Officer, earned a Salary of $212,913 and $107,937, respectively during the year ended December 31, 2023 and 2022 (includes employer taxes of $22,913and $7,937 respectively).

Christoph Kraneiss, Chief Commercial Officer, earned a Salary of $197,398 and $72,792, respectively during the year ended December, 2023 and 2022 (includes employer taxes of $17,398 and $5,292, respectively).

On February 9, 2021, the Company granted 800,000 stock options to four related parties (200,000 stock options each) with a contractual life of ten years and exercise price of $0.60 per share of common stock. These stock options were valued at $203,972 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On June 1, 2023, the Company granted 160,000 stock options to directors of the company (80,000 stock options each) with a contractual life of ten years and exercise price of $5.00 per share of common stock. These stock options were valued at $420,521 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On June 1, 2023, the Company cancelled and re-issued 80,000 stock options to a director of the company with a contractual life of ten years and exercise price of $5.00 per share of common stock. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance is not expected to impact on the Company’s consolidated financial statements. (Note 12).

Details of the fair value of the options granted to each individual and the related expense recorded for the year ended December 31, 2023 and 2022 are as follow:

On July 20, 2021, the Company granted 200,000 stock options to a related party, Yi Guo, former Director, with a contractual life of ten years and exercise price of $0.60 per share of common stock. These stock options were valued at $51,014 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter. On October 17, 2022, Yi Guo resigned from the board of directors of the Company and as a result, 137,500 unvested options were forfeited. The remaining 62,500 vested option remain exercisable for 3 months after the resignation. The share-based compensation expense recorded for the years ended December 31, 2023 and 2022 relating to these stock options was Nil and $1,424, respectively.

During 2023, the Company granted 250,000 stock options to two related parties (150,000 stock options to Brenda Buechler, Chief Marketing Officer, and 100,000 options to Christoph Kraneiss, Chief Commercial Officer) with a contractual life of ten years and weighted average exercise price of $1.22 per share of common stock. These stock options were valued at $264,906 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value granted to each individual and the related expense recorded for the year ended December 31, 2023 is as follow:

	December 31, 2023	December 31, 2022	Fair value of stock options granted
Braeden Lichti, Former Chairman and President	$6,563	$14,181	$50,995
Graydon Bensler, CFO and Director	6,563	14,181	50,995
Jordan Plews, CEO and Director	6,563	14,181	50,995
Tim Sayed, Chief Medical Officer	6,563	14,181	50,995
Jeffrey Parry, Director	29,855	-	107,669
Julie Daley, Director	98,613	-	210,245
Crystal Muilenburg, Director	82,252	-	210,245
Brenda Buechler, Chief Marketing Officer	62,705	-	143,671
Christoph Kraneiss, Chief Commercial Officer	57,672	-	121,243
	$357,349	$56,724	$997,053

As of December 31, 2023 and 2022, the Company had $22,455 and $142,705, respectively due to companies controlled by Braeden Lichti, of which $22,455 and $22,705, respectively is unsecured, non-interest bearing and are due on demand.

As of December 31, 2023, the Company had $34,378 (December 31, 2022 - $7,165) in consulting fees due to Graydon Bensler, CFO and Director, $15,143 (December 31, 2022 - $1,485) due to companies controlled by Braeden Lichti, and $4,272 and $879 (December 31, 2022 - $2,971 and $Nil) due to Jordan Plews, CEO and Director, and Christopher Kraneiss, Chief Commercial Officer, respectively, for expenses incurred on behalf of the Company.